CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 57,372,128	$ 132,622,467
Accounts receivable and contract assets	418,639
Loans receivable-current, net of provision for loan losses	36,554,913	28,696,234
Interest receivable		555,502
Prepayments and other assets	3,334,965	1,248,562
TOTAL CURRENT ASSETS	97,680,645	163,122,765
Loans receivable- non-current, net of provision for loan losses	39,810,461
Long term investments	30,789,836
Property, equipment and software, net	1,253,723	767,087
Deferred tax assets	3,721,177
TOTAL ASSETS	173,255,842	163,889,852
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	2,791,099	3,786,955
Consideration payable	14,289,371
Deferred revenue-current	110,726
Taxes payable	9,371,530	20,059,828
TOTAL CURRENT LIABILITIES	26,562,726	23,846,783
Note payable	20,000,000
Deferred revenue-non-current	189,958
TOTAL LIABILITIES	46,752,684	23,846,783
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 49,625,303 and 47,958,550 shares issued as of March 31, 2019 and 2018; 49,204,083 and 47,958,550 shares outstanding as of March 31, 2019 and 2018, respectively)	4,963	4,796
Additional paid-in capital	59,806,865	58,417,971
Treasury stock (421,220 and nil shares as of March 31, 2019 and 2018, respectively)	(1,320,468)
Retained earnings	69,768,756	77,241,073
Accumulated other comprehensive (loss) income	(1,756,958)	4,379,229
TOTAL SHAREHOLDERS' EQUITY	126,503,158	140,043,069
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 173,255,842	$ 163,889,852